COMMITMENTS AND CONTINGENCIES (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 16,611
2023	12,121
2024	6,224
Total contractual obligations	$ 34,956